UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
The Law Offices of
John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2014

Item #1. Reports to Stockholders.

INDEX	REMS International Real Estate Value-Opportunity Fund

Semi-Annual Report to Shareholders

REMS INTERNATIONAL REAL ESTATE
VALUE-OPPORTUNITY FUND

For the Period
March 19, 2014
(commencement of operations)
through
June 30, 2014
(unaudited)

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-527-9525. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-527-9525.

Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of June 30, 2014 and are subject to change at any time.

Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

REMS INTERNATIONAL REAL ESTATE VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2014
(unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	COMMON STOCK	14.96%

	CANADA	5.02%
12,600	Hudson’s Bay Co.		$199,668

	HONG KONG	9.94%
232,000	Soundwill Holdings Ltd.		393,931

	TOTAL COMMON STOCK
	(Cost: $593,850)	14.96%	593,599

	MONEY MARKET	84.72%
3,362,636	Money Market Fiduciary, 0.00274%
	(Cost: $3,362,636)		3,362,636

	TOTAL INVESTMENTS:
	(Cost: $3,956,486)	99.68%	3,956,235
	Other assets in excess of liabilities	0.32%	12,690

	NET ASSETS	100.00%	$3,968,925

See Notes to Financial Statements

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2014 (unaudited)

ASSETS
Investments at fair value (identified cost of $3,956,486) (Note 1)	$3,956,235
Dividends and interest receivable	6,516
Due from advisor	7,447
Prepaid expenses	10,416

TOTAL ASSETS	3,980,614

LIABILITIES
Accrued administration fees	7,300
Accrued custodian fees	2,022
Other accrued expenses	2,367

TOTAL LIABILITIES	11,689

NET ASSETS	$3,968,925

Net Assets Consist of:

Paid-in-capital applicable to 396,260 no par value shares of beneficial interest
outstanding, unlimited shares authorized	$3,962,597
Accumulated net investment income	6,576
Accumulated net unrealized appreciation (depreciation) on investments	(248)

Net Assets	$3,968,925

NET ASSET VALUE PER SHARE
Founders Class
($3,968,925/396,260 shares outstanding)	$10.02

See Notes to Financial Statements

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF OPERATIONS
March 19, 2014* through June 30, 2014 (unaudited)

INVESTMENT INCOME
Dividends (net of foreign tax withheld of $88)	$6,485
Interest	91

Total investment income	6,576

EXPENSES
Investment management fees (Note 2)	10,909
Accounting fees (Note 2)	10,400
Custodian fees	2,280
Professional fees	4,274
Filing and registration fees (Note 2)	1,425
Directors fees	855
Compliance fees	1,995
Shareholder servicing and reports	1,738
Insurance expense	1,425
Other	1,424

Total expenses	36,725
Management fee waivers, contractual	(10,909)
Expense reimbursements	(25,816)

Net expenses	-

Net investment income (loss)	6,576

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCIES AND RELATED TRANSACTIONS

Net increase (decrease) in unrealized appreciation (depreciation) of
investments	(251)
Net increase (decrease) in unrealized appreciation (depreciation) of
foreign currencies	3

Net realized and unrealized gain (loss) on investments	(248)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$6,328

*Commencement of operations

See Notes to Financial Statements

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF CHANGES IN NET ASSETS

March 19, 2014* through June 30, 2014 (unaudited)

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$6,576
Net increase (decrease) in unrealized appreciation (depreciation)
of investments and foregin currency transactions	(248)

Increase (decrease) in net assets from operations	6,328

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Founders Class	3,962,597

Increase (decrease) in net assets from capital stock transactions	3,962,597

NET ASSETS
Increase (decrease) during period	3,968,925
Beginning of period	-

End of period (including accumulated net investment income (loss) of $6,576)	$3,968,925

*Commencement of operations

See Notes to Financial Statements

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

Founders Class Shares(1)

	March 19, 2014* through June 30, 2014 (unaudited)

Net asset value, beginning of period	$10.00

Investment activities

Net investment income	0.02

Net realized and unrealized gain (loss) on investments
and foreign currency transactions	-	(2)

Total from investment activities	0.02

Net asset value, end of period	$10.02

Total Return	0.20%	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	3.40%	**
Expenses, net of fees paid indirectly and waiver or recovery	0.00%	**
Net investment income	0.61%	**
Portfolio turnover rate	0.00%	***
Net assets, end of period (000’s)	$3,969

*	Commencement of operations
**	Annualized
***	Not annualized

(1)	Per share amounts calculated using the average share method.

(2)	Less than $0.01 per share.

See Notes to Financial Statements

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2014 (unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

The REMS International Real Estate Value-Opportunity Fund (the “Fund”), is a series of The World Funds Trust (“WFT” or “Trust”); which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. WFT was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. The Fund commenced operations March 19, 2014 as a series of WFT. The Fund currently offers Founders Class shares.

The investment objective of the Fund is to achieve its Value, Yield-Advantage strategy through investment in international public real estate securities, which may include equity REITs, REIT preferreds, and other publicly traded companies whose primary business is in the real estate industry. This strategy may lead to investment in smaller capitalization companies (under $1B). The composition of the portfolio does not seek to mimic equity REIT indices.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) or included in the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund’s Board of Trustees. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund’s officers in a manner specifically authorized by the Board of Trustees of the Fund. Depositary Receipts (“ADR” and “GDR”) will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. ADRs and GDRs for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Portfolio securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate. If values of foreign securities have been materially affected by

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2014 (unaudited) (continued)

events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Trustees believes reflects fair value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. The Fund may use fair value pricing more often due to the Fund’s global focus.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not be the values that the fund ultimately realizes from the disposal of such securities and may vary significantly from the fair values presented.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2014 (unaudited) (continued)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks
Canada	$199,668	$-	$-	$199,668
Hong Kong	393,931	-	-	393,931
Money Market	3,362,636	-	-	3,362,636

	$3,956,235	$-	$-	$3,956,235

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and country.

The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

There were no Level 3 investments held during the period. During the period, there were no transfers between Levels 1 and 2.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2014 (unaudited) (continued)

net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has analyzed the Fund’s tax positions for its initial tax year and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period March 19, 2014* through June 30, 2014, there were no such reclassifications.

Currency Translation

The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Real Estate Investment Trust Securities

The Fund has made certain investments in real estate investment trusts (“REITs”) which make distributions to their shareholders based upon available funds from operations. A domestic REIT is generally not taxed on income distributed to shareholders so long as it meet certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to its shareholders. Foreign REITS and REIT-like entities that are organized outside of the U.S. and have operations may receive tax treatment similar to that of U.S. REITs in their respective counties. Management does not estimate the tax character of REIT distributions for which actual information has not been reported.

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2014 (unaudited) (continued)

NOTE 2 - INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor, Real Estate Management Services Group (“REMS”), provides investment advisory services for an annual fee of 1.00% of the average daily net assets of the Fund. In the interest of limiting the operating expenses of the Fund, REMS has contractually agreed to waive or limit its fees and to assume other operating expenses, so that the ratio of total operating expenses for the Fund’s shares is limited to 1.00% for Founders Class shares. Fund operating expenses do not include dividends, interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expense not incurred in the ordinary course of the Fund’s business (“extraordinary expenses”). For the period March 19, 2014* through June 30, 2014, the Advisor earned and waived $10,909 in investment management fees. In addition, the Advisor voluntarily reimbursed $25,816 of expenses.

REMS may be entitled to reimbursement of contractual fees waived or expenses paid on behalf of the Fund. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or expenses paid on behalf of the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to REMS with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of June 30, 2014 is $10,909 and expires December 2017.

First Dominion Capital Corporation (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the period March 19, 2014* through June 30, 2014, no underwriting fees were received by FDCC in connection with the distribution of the Fund’s shares.

Certain officers and/or an interested director of the Fund are also officers, principals and/or a director of FDCC.

NOTE 3 –INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the period March 19, 2014* through June 30, 2014, aggregated $593,851 and $ - , respectively.

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2014 (unaudited) (continued)

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Quarterly income dividends declared by the Fund are reallocated at December 31 to ordinary income, capital gains, and return of capital to reflect their tax character.

During the period March 19, 2014* through June 30, 2014 no distributions have been paid.

As of June 30, 2014, the components of distributable earnings on a tax basis were as follows:

Accumulated net investment income	$6,576
Net unrealized depreciation on investments	(248)

$6,328

The difference between book basis and tax basis distributable earnings is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2014, the cost for Federal income tax purpose was $3,956,486.

Net unrealized depreciation consists of:

Gross unrealized appreciation	$1,761
Gross unrealized depreciation	(2,012)

Net unrealized depreciation	$(251)

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2014 (unaudited) (continued)

NOTE 5 – CAPITAL STOCK TRANSACTIONS

	Founders Class Shares
	Period March 19, 2014*
	through
	June 30, 2014
	(unaudited)
	Shares	Value

Shares sold	396,260	$3,962,597
Shares reinvested	-	-
Shares redeemed	-	-

Net Increase (decrease)	396,260	$3,962,597

NOTE 6 – RISKS AND CONCENTRATIONS

The Fund concentrates its assets in the real estate industry. An investment in the Fund involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates.

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the balance sheet through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

*Commencement of operations.

SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust (the “Trust”)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At a meeting held on November 26, 2013, the Board of Trustees (the “Board”) considered the initial approval of the Investment Advisory Agreement (the “Agreement”) between the Trust and Real Estate Management Services Group, LLC (“REMS” or “Adviser”) in regard to the REMS International Real Estate Value-Opportunity Fund (the “Fund”). Counsel reviewed with the Board a memorandum from Counsel addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of the Agreement. A copy of this memorandum was circulated to the Trustees in advance of the meeting. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the investment performance of the Fund; (iii) the costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Fund; (iv) the extent to which economies of scale would be realized if the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; and (v) the Adviser’s practices regarding possible conflicts of interest.

The Board discussed the arrangements between REMS and the Trust with respect to the Fund. The Board reflected on its discussions regarding the Agreement, the expense limitation agreement and the manner in which the Fund was to be managed. The Board requested and was provided with information and reports

SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust (the “Trust”) (continued)

relevant to the consideration of the Agreement, including: (i) a copy of the Adviser’s financial information; (ii) a fee comparison analysis for the Fund and comparable mutual funds; (iii) disclosure contained in the registration statement of the Trust and the Form ADV of the Adviser; (iv) the Agreement, and (v) the expense limitation agreement. It was noted that at this time, the Expense Limitation Agreement had not yet been finalized. The Board also requested and received various informational materials including, without limitation: (i) a description of personnel and the services provided to the Fund, information on investment advice, compliance program, and other general information; (ii) the anticipated effect of size on the Fund’s performance and expenses; and (iii) benefits to be realized by the Adviser from its relationship with the Fund. The Board did not identify any particular information that was most relevant to its consideration to approve the Agreement and each Trustee may have afforded different weight to the various factors.

The nature, extent, and quality of the services to be provided by the Adviser.

In this regard, the Board considered the responsibilities the Adviser would have under the Advisory Agreement. The Board reviewed the services to be provided by the Adviser to the Fund including, without limitation: the Adviser’s procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations; its coordination of services for the Fund among the Fund’s service providers, and the anticipated efforts to promote the Fund, grow its assets, and assist in the distribution of Fund shares. The Board also considered the services provided by the Adviser to the domestic real estate mutual funds it advises, including the marketing efforts made by the Adviser for those funds. The Board considered: the Adviser’s staffing, personnel, and methods of operating; the education and experience of the Adviser’s personnel; and the Adviser’s compliance program, policies, and procedures. After reviewing the foregoing and further information from the Adviser (e.g., the Adviser’s compliance programs), the Board concluded that the quality, extent, and nature of the services to be provided by the Adviser were satisfactory and adequate for the Fund.

Investment Performance of the Fund and the Adviser.

The Board noted that the Fund had not commenced operations and no investment performance information was available.

The costs of services to be provided and profits to be realized by the Adviser from the relationship with the Fund.

In considering the costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Fund, the Trustees considered the Adviser’s staffing, personnel, and methods of operating; the financial condition of

SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust (the “Trust”) (continued)

the Adviser and the level of commitment to the Fund by the Adviser and its principals; the expected asset levels of the Fund; and the projected overall expenses of the Fund. The Trustees considered financial statements of the Adviser and discussed the financial stability and productivity of the firm. The Trustees considered the fees and expenses of the Fund and those of the other funds adviser by the Adviser, as well as those in the Morningstar Global Real Estate Classification. The Trustees noted the proposed management fee was below certain others in the category and was above certain others in the category. The Trustees noted that the management fee was within a reasonable range of those represented in the category. Following this analysis and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser by the Fund were fair and reasonable.

The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the New Fund’s investors.

In this regard, the Board considered the Fund’s fee arrangements with the Adviser. The Trustees determined that although the management fee would stay the same as asset levels increased, the shareholders of the Fund would benefit from the expense limitation arrangement to be put in place for the Fund. The Trustees also noted that the Fund would benefit from economies of scale under its agreements with some of its service providers other than the Adviser. The Trustees also considered the Advisor’s fees for the domestic real estate funds advised by the Adviser that are managed in a manner similar to the Fund but without an international component. Following further discussion of the Fund’s asset levels, expectations for growth, and levels of fees, the Board determined that the Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable and that the expense limitation arrangement would provide potential savings or protection for the benefit of the Fund’s investors.

Possible conflicts of interest and benefits derived by the Adviser.

In considering the Adviser’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; and the substance and administration of the Adviser’s code of ethics. Based on the foregoing, the Board determined that the Adviser’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Agreement for an initial two-year term.

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, March 19, 2014 and held for the period ended June 30, 2014.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Founders Class Shares	Beginning Account Value March 19, 2014*	Ending Account Value June 30, 2014	Expenses Paid During the Period* March 19, 2014 through June 30, 2014
Actual	$1,000	$1,002.00	$0.00
Hypothetical (5% return before expenses)	$1,000	$1,025.00	$0.00

* Expenses are equal to the Fund’s annualized expense ratio of 0.00% for Founders Class, multiplied by the average account value for the period, multiplied by 103 days in the most recent fiscal half year divided by 365 days in the current year.

Investment Adviser:
Real Estate Management Services Group
1100 Fifth Avenue South,
Suite 305
Naples, Florida 34102

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway,
Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Tait, Weller and Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Transfer Agent:
For account information, wire purchase or redemptions, call or write to the REMS fund’s Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway,
Suite 205
Richmond, Virginia 23235

More Information:
For 24 hour, 7 days a week price information, and for information on any series of The World Funds Trust., investment plans, and other shareholder services, call Commonwealth Shareholder Services, Inc. at (800) 673-0550 Toll Free. Fund information is also available online at www.theworldfundstrust.com

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)  The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III Chief Executive Officer (principal executive officer)

Date: September 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III Chief Executive Officer (principal executive officer)

Date: September 5, 2014

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe Chief Financial Officer (principal financial officer)

Date: September 5, 2014

* Print the name and title of each signing officer under his or her signature.